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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000   Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Karen Dunn Kelley   11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/12

2410843

012213 (1) BO

Item 1.  Schedule of Investments.

Premier Portfolio Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	CM-I-TST-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–56.26%(a)
Asset-Backed Securities—Commercial Loans/Leases–4.07%
Atlantis One Funding Corp. (b)(c)	0.32%	12/04/12	$100,000	$99,997,333
Atlantis One Funding Corp. (b)(c)	0.32%	01/10/13	25,000	24,991,111
Atlantis One Funding Corp. (b)(c)	0.42%	01/02/13	50,000	49,981,333
Atlantis One Funding Corp. (b)(c)	0.46%	03/06/13	140,000	139,830,056

				314,799,833

Asset-Backed Securities—Consumer Receivables–5.18%
Barton Capital LLC (c)	0.40%	02/04/13	40,000	39,971,111
Old Line Funding, LLC (c)	0.23%	01/22/13	52,861	52,843,438
Old Line Funding, LLC (c)	0.24%	01/23/13	47,969	47,952,051
Old Line Funding, LLC (c)	0.32%	04/15/13	60,000	59,928,000
Old Line Funding, LLC (c)	0.35%	01/08/13	100,000	99,963,056
Sheffield Receivables Corp. (c)	0.25%	02/07/13	50,000	49,976,389
Thunder Bay Funding, LLC (c)	0.32%	03/15/13	50,000	49,953,778

				400,587,823

Asset-Backed Securities—Fully Supported–1.29%
Kells Funding LLC
(CEP-Federal Republic of Germany) (b)(c)	0.50%	01/02/13	50,000	49,977,778
(CEP-Federal Republic of Germany) (b)(c)	0.54%	01/16/13	50,000	49,965,500

				99,943,278

Asset-Backed Securities—Fully Supported Bank–13.38%
Alpine Securitization Corp. (CEP-Credit Suisse AG) (b)(c)	0.21%	01/25/13	180,000	179,942,250
Aspen Funding Corp.
(CEP-Deutsche Bank AG) (b)(c)	0.22%	12/03/12	50,000	49,999,389
(CEP-Deutsche Bank AG) (b)(c)	0.23%	12/12/12	75,000	74,994,729
Cancara Asset Securitisation Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.22%	12/03/12	50,000	49,999,389
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s-Guggenheim Treasury Services, LCC) (b)(c)	0.26%	12/07/12	200,000	199,991,333
Govco LLC (CEP-Citibank N.A.) (c)	0.25%	12/11/12	65,000	64,995,486
Legacy Capital Co., LLC Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)) (b)(c)	0.26%	12/04/12	50,000	49,998,917
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.26%	12/12/12	125,000	124,990,070
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.20%	01/04/13	75,000	74,985,833
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitisui Banking Corp.) (b)(c)	0.23%	01/04/13	30,000	29,993,483
Matchpoint Master Trust
(CEP-BNP Paribas) (b)(c)	0.25%	12/18/12	21,000	20,997,521
(CEP-BNP Paribas) (b)(c)	0.25%	12/27/12	40,000	39,992,778
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.25%	01/14/13	45,000	44,986,250
Working Capital Management LP (CEP-Mizuho Corporate Bank, Ltd.) (b)(c)	0.24%	01/08/13	30,000	29,992,400

				1,035,859,828

Asset-Backed Securities—Multi-Purpose–4.40%
Atlantic Asset Securitization LLC (c)	0.20%	12/05/12	67,465	67,463,501
Mont Blanc Capital Corp. (b)(c)	0.28%	02/05/13	30,000	29,984,600
Mont Blanc Capital Corp. (b)(c)	0.28%	02/07/13	56,421	56,391,159
Nieuw Amsterdam Receivables Corp. (b)(c)	0.22%	01/07/13	40,000	39,990,956

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities—Multi-Purpose–(continued)
Nieuw Amsterdam Receivables Corp. (b)(c)	0.25%	02/05/13	$110,000	$109,949,583
Nieuw Amsterdam Receivables Corp. (b)(c)	0.31%	01/03/13	36,500	36,489,628

				340,269,427

Asset-Backed Securities—Trade Receivables–1.29%
Market Street Funding LLC (c)	0.22%	02/20/13	100,000	99,950,500

Diversified Banks–13.88%
Bank of Montreal (b)	0.32%	12/03/12	65,000	64,998,846
Bank of Nova Scotia (b)(d)	0.24%	04/02/13	75,000	74,939,000
BNP Paribas Finance Inc. (b)	0.35%	01/04/13	100,000	99,966,944
BNZ International Funding Ltd. (b)(c)	0.25%	12/06/12	50,000	49,998,264
Credit Agricole Corporate & Investment Bank North America, Inc. (b)	0.20%	12/05/12	100,000	99,997,778
ING (US) Funding LLC (b)	0.31%	12/03/12	61,700	61,698,937
JPMorgan Chase & Co. (c)	0.23%	12/20/12	50,000	49,993,931
Lloyds TSB Bank PLC (b)	0.22%	12/28/12	75,000	74,987,625
Oversea-Chinese Banking Corp. Ltd. (b)	0.19%	12/27/12	40,000	39,994,511
Rabobank USA Financial Corp. (b)	0.40%	03/18/13	88,000	87,895,378
Societe Generale North America, Inc. (b)	0.44%	01/31/13	50,000	49,962,722
Standard Chartered Bank (b)(c)	0.21%	01/11/13	5,000	4,998,804
Standard Chartered Bank (b)(c)	0.26%	02/11/13	60,000	59,968,800
Standard Chartered Bank (b)(c)	0.28%	02/04/13	87,000	86,956,017
Sumitomo Mitsui Banking Corp. (b)(c)	0.24%	01/18/13	70,000	69,977,600
Sumitomo Mitsui Banking Corp. (b)(c)	0.25%	01/08/13	48,000	47,987,587
Sumitomo Mitsui Banking Corp. (b)(c)	0.25%	02/11/13	50,000	49,975,000

				1,074,297,744

Household Products–0.97%
Reckitt Benckiser Treasury Services PLC (b)(c)	0.60%	01/17/13	50,000	49,960,833
Reckitt Benckiser Treasury Services PLC (b)(c)	0.60%	02/11/13	25,000	24,970,000

				74,930,833

Regional Banks–9.21%
Commonwealth Bank of Australia (b)(c)	0.40%	01/07/13	75,000	74,969,167
HSBC Bank PLC (b)(c)	0.37%	02/01/13	75,000	74,952,208
HSBC USA Inc. (b)	0.25%	01/09/13	50,000	49,986,458
HSBC USA Inc. (b)	0.29%	12/27/12	48,000	47,989,947
HSBC USA Inc. (b)	0.32%	05/10/13	30,000	29,957,333
Nationwide Building Society (b)(c)	0.52%	02/06/13	50,000	49,951,611
Nordea North America Inc. (b)	0.22%	01/25/13	100,000	99,967,153
Nordea North America Inc. (b)	0.30%	01/02/13	100,000	99,973,333
PNC Bank, N.A.	0.31%	01/03/13	50,000	49,985,792
PNC Bank, N.A.	0.35%	01/08/13	60,000	59,977,833
Svenska Handelsbanken, Inc. (b)(c)	0.24%	03/01/13	75,000	74,955,938

				712,666,773

Soft Drinks–1.62%
Coca-Cola Co. (c)	0.26%	01/04/13	46,940	46,928,474
Coca-Cola Co. (c)	0.26%	01/07/13	78,300	78,279,076

				125,207,550

Specialized Finance–0.97%
Kreditanstalt fur Wiederaufbau (b)	0.22%	04/02/13	75,000	74,945,000

Total Commercial Paper (Cost $4,353,458,589)				4,353,458,589

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–10.85%
Bank of Montreal (b)	0.35%	12/14/12	$50,000	$50,000,000
Bank of Nova Scotia (b)(d)	0.31%	05/07/13	50,000	50,000,000
Barclays Bank PLC (b)	0.35%	06/17/13	100,000	100,000,000
Landesbank Hessen-Thurin (b)	0.42%	01/10/13	80,000	80,000,000
Mitsubishi UFJ Trust & Banking Corp. (b)	0.25%	02/04/13	50,000	50,000,000
Mizuho Corporate Bank, Ltd. (b)	0.26%	01/07/13	60,000	60,000,000
National Building Society (United Kingdom) (b)	0.28%	03/11/13	75,000	74,941,722
Norinchukin Bank (The) (b)	0.28%	01/08/13	150,000	150,000,000
Rabobank Nederland (b)	0.40%	04/01/13	75,000	75,000,000
Royal Bank of Canada (b)	0.40%	12/04/13	100,000	100,000,000
Toronto-Dominion Bank (b)	0.22%	02/06/13	50,000	50,000,000

Total Certificates of Deposit (Cost $839,941,722)				839,941,722

Medium-Term Notes–5.67%
General Electric Co. Sr. Unsec. Global Notes	5.00%	02/01/13	33,275	33,512,037
Royal Bank of Canada Sr. Unsec. Notes (b)(c)(d)	0.46%	11/29/13	100,000	100,003,236
Svenska Handelsbanken AB Unsec. Notes (b)(c)(d)	0.49%	12/07/12	30,000	30,000,000
Toyota Motor Credit Corp. Sr. Unsec. Notes (b)(d)	0.89%	01/15/13	100,000	100,000,000
Wells Fargo Bank NA, Unsec. Notes (d)	0.43%	12/20/13	100,000	100,000,000
Westpac Banking Corp. Sr. Unsec. Notes (b)(c)(d)	0.43%	12/06/13	75,000	75,000,000

Total Medium-Term Notes (Cost $438,515,273)				438,515,273

Variable Rate Demand Notes–3.27%(e)
Credit Enhanced–3.27%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.21%	10/01/33	2,600	2,600,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.17%	12/01/29	1,600	1,600,000
Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	03/15/23	1,535	1,535,000
Delaware (State of) Economic Development Authority (Archmere Academy, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.18%	07/01/36	2,375	2,375,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.19%	07/01/37	8,100	8,100,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.17%	05/15/31	2,000	2,000,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.20%	09/01/14	6,600	6,600,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.20%	03/01/21	5,700	5,700,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP-FHLB of Chicago)	0.16%	06/01/40	4,845	4,845,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	07/01/35	15,000	15,000,000
Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	08/15/44	10,000	10,000,000
Series 2009 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	08/15/44	12,500	12,500,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	08/15/25	3,430	3,430,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-BMO Harris N.A.) (f)	0.17%	06/01/29	5,800	5,800,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.16%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	02/01/39	2,700	2,700,000
Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC-PNC Bank, N.A.) (f)	0.19%	05/01/42	16,500	16,500,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced(e)–(continued)
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.18%	04/01/44	$2,200	$2,200,000
Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.19%	01/01/41	19,000	19,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	10/15/38	8,844	8,844,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.18%	12/15/29	4,350	4,350,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	10/01/33	10,940	10,940,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (f)	0.16%	05/01/26	4,350	4,350,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); () Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	09/01/27	3,035	3,035,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	09/01/37	7,510	7,510,000
San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.22%	12/01/27	4,335	4,335,000
South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	04/01/34	7,000	7,000,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.18%	02/01/35	4,615	4,615,000
Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	10/01/31	5,405	5,405,000
Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.14%	08/15/46	22,400	22,400,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	01/15/22	4,400	4,400,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	06/01/30	5,000	5,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	01/01/27	5,490	5,490,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)	0.17%	07/01/27	11,380	11,380,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.16%	07/01/38	11,010	11,010,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	05/01/39	3,795	3,795,000
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.17%	02/01/39	3,835	3,835,000

Total Variable Rate Demand Notes (Cost $253,179,000)				253,179,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–76.05% (Cost $5,885,094,584)				5,885,094,584

			Repurchase Amount
Repurchase Agreements–24.92%(g)
BNP Paribas Securities Corp., Term agreement dated 11/19/12, maturing value $50,026,236 (collateralized by Corporate obligations valued at $52,500,001; 0.94%-7.75%, 09/15/14-10/01/37) (b)	0.41%	01/18/13	50,026,236	50,000,000
BNP Paribas Securities Corp., Joint term agreement dated 10/01/12, aggregate maturing value $300,187,833 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,000; 3.00%-6.50%, 04/01/25-10/01/42)	0.23%	01/07/13	75,046,958	75,000,000
BNP Paribas Securities Corp., Open agreement dated 11/29/12 , (collateralized by U.S. Government obligations valued at $52,500,001; 3.35%-9.25%, 04/01/15-01/20/40) (b)(h)	0.28%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/30/12, aggregate maturing value of $500,010,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,076; 0%-3.00, 12/06/12-09/15/42)	0.24%	12/03/12	250,005,000	250,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements(g)–(continued)
Credit Suisse Securities (USA) LLC, Joint agreement dated 11/30/12, aggregate maturing value of $300,007,000 (collateralized by Corporate obligations valued at $315,005,626; 0%-12.00%, 04/01/13-08/01/66) (b)	0.28%	12/03/12	$144,503,372	$144,500,000
HSBC Securities (USA) Inc., Joint agreement dated 11/30/12, aggregate maturing value $600,012,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,002,130; 3.00%-6.50%, 08/01/22-12/01/42)	0.24%	12/03/12	162,003,240	162,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint agreement dated 11/30/12, aggregate maturing value $500,009,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.16%-4.50%, 07/01/22-12/01/42)	0.23%	12/03/12	192,003,680	192,000,000
RBC Capital Markets Corp., Joint agreement dated 11/30/12, aggregate maturing value of $400,006,667 (collateralized by U.S. Treasury obligations valued at $408,000,058; 0%-2.75%, 03/21/13-11/15/42)	0.20%	12/03/12	44,249,666	44,517,172
RBC Capital Markets Corp., Joint term agreement dated 11/28/12, aggregate maturing value $300,014,583 (collateralized by Municipal obligations valued at $315,000,000; 0%-8.20%, 12/01/12-08/01/57) (b)(i)	0.25%	12/05/12	175,008,507	175,000,000
Societe Generale, Joint agreement dated 11/30/12, aggregate maturing value $750,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 3.00%-5.00%, 03/01/27-10/01/42)	0.24%	12/03/12	200,004,000	200,000,000
Societe Generale, Joint term agreement dated 11/28/12, aggregate maturing value $500,020,417 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 2.11%-6.50%, 07/01/17-12/01/47) (i)	0.21%	12/05/12	300,012,250	300,000,000
Wells Fargo Securities, LLC, Joint agreement dated 11/30/12, aggregate maturing value of $750,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.09%-6.50%, 06/01/21-12/01/42)	0.24%	12/03/12	150,003,000	150,000,000
Wells Fargo Securities, LLC, Term agreement dated 10/22/12, maturing value $135,120,750 (collateralized by Corporate obligations valued at $141,750,001; 0%-7.88%, 03/28/14-11/10/45)	0.35%	01/22/13	135,120,750	135,000,000

Total Repurchase Agreements (Cost $1,928,017,172)				1,928,017,172

TOTAL INVESTMENTS(j)(k)–100.97% (Cost $7,813,111,756)				7,813,111,756

OTHER ASSETS LESS LIABILITIES–(0.97)%				(75,056,866)

NET ASSETS–100.00%				$7,738,054,890

Investment Abbreviations:

CEP	— Credit Enhancement Provider	MFH	— Multi-Family Housing
FHLB	— Federal Home Loan Bank	RB	— Revenue Bonds
FHLMC	— Federal Home Loan Mortgage Corp.	Ref.	— Refunding
FNMA	— Federal National Mortgage Association	Sr.	— Senior
IDR	— Industrial Development Revenue Bonds	Unsec.	— Unsecured
LOC	— Letter of Credit	VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 15.5%; Netherlands: 10.7%; Canada: 9.6%; Japan: 7.6%; France: 5.3%; other countries less than 5% each: 16.1%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $3,391,237,235, which represented 43.83% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2012

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–63.26%
Federal Farm Credit Bank (FFCB)–9.63%
Bonds (a)	0.25%	01/22/13	$20,000	$19,998,848
Bonds (a)	0.18%	03/08/13	10,000	9,999,461
Bonds (a)	0.30%	04/11/13	17,000	17,006,163
Bonds (a)	0.30%	05/03/13	15,000	15,006,368
Bonds (a)	0.19%	06/20/13	25,000	24,998,609
Bonds (a)	0.21%	08/06/13	20,000	20,001,316
Bonds (a)	0.18%	08/26/13	10,000	10,000,000
Disc. Notes (b)	0.16%	02/21/13	20,000	19,992,711
Disc. Notes (b)	0.14%	02/25/13	15,000	14,994,983
Disc. Notes (b)	0.19%	05/24/13	15,000	14,986,225

				166,984,684

Federal Home Loan Bank (FHLB)–26.62%
Unsec. Bonds (a)	0.08%	01/23/13	15,000	15,000,000
Unsec. Bonds (a)	0.16%	04/18/13	20,000	20,000,000
Unsec. Bonds (a)	0.18%	04/25/13	20,000	19,999,216
Unsec. Bonds	0.25%	07/17/13	10,000	9,999,794
Unsec. Disc. Notes (b)(c)	0.00%	12/03/12	24,717	24,717,479
Unsec. Disc. Notes (b)	0.13%	01/02/13	15,000	14,998,267
Unsec. Disc. Notes (b)	0.13%	01/04/13	20,000	19,997,639
Unsec. Disc. Notes (b)	0.14%	01/11/13	15,000	14,997,694
Unsec. Disc. Notes (b)	0.14%	01/16/13	15,000	14,997,355
Unsec. Disc. Notes (b)	0.14%	01/18/13	15,000	14,997,200
Unsec. Disc. Notes (b)	0.12%	02/01/13	15,000	14,996,900
Unsec. Disc. Notes (b)	0.14%	02/15/13	15,000	14,995,725
Unsec. Disc. Notes (b)	0.16%	02/20/13	10,000	9,996,512
Unsec. Disc. Notes (b)	0.13%	02/22/13	15,000	14,995,677
Unsec. Disc. Notes (b)	0.13%	03/01/13	15,000	14,995,200
Unsec. Disc. Notes (b)	0.15%	04/01/13	12,000	11,993,950
Unsec. Disc. Notes (b)	0.16%	04/05/13	15,000	14,991,927
Unsec. Disc. Notes (b)	0.16%	04/12/13	15,000	14,991,475
Unsec. Disc. Notes (b)	0.17%	04/19/13	15,000	14,990,154
Unsec. Disc. Notes (b)	0.16%	05/03/13	15,000	14,989,800
Unsec. Disc. Notes (b)	0.16%	05/08/13	15,000	14,989,467
Unsec. Disc. Notes (b)	0.17%	05/17/13	15,000	14,988,519
Unsec. Global Bonds (a)	0.18%	04/25/13	25,000	25,000,930
Unsec. Global Bonds (a)	0.17%	05/28/13	25,000	24,999,149
Unsec. Global Bonds (a)	0.17%	06/04/13	25,000	24,998,742
Unsec. Global Bonds (a)	0.21%	07/26/13	25,000	24,998,377
Unsec. Global Bonds (a)	0.23%	04/04/14	20,000	19,995,920

				461,613,068

Federal Home Loan Mortgage Corp. (FHLMC)–13.21%
Unsec. Disc. Notes (b)	0.13%	01/03/13	15,000	14,998,213
Unsec. Disc. Notes (b)	0.14%	01/07/13	15,000	14,997,842
Unsec. Disc. Notes (b)	0.13%	01/14/13	15,000	14,997,617
Unsec. Disc. Notes (b)	0.14%	01/22/13	10,400	10,397,972
Unsec. Disc. Notes (b)	0.16%	01/22/13	30,000	29,993,067

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes (b)	0.15%	02/11/13	$15,550	$15,545,490
Unsec. Disc. Notes (b)	0.14%	02/21/13	15,000	14,995,217
Unsec. Disc. Notes (b)	0.13%	02/25/13	25,000	24,992,535
Unsec. Disc. Notes (b)	0.13%	02/27/13	25,000	24,992,361
Unsec. Disc. Notes (b)	0.13%	02/28/13	25,000	24,992,274
Unsec. Disc. Notes (b)	0.16%	04/24/13	15,000	14,990,400
Series M006, Class A, Taxable VRD MFH Ctfs. (a)(d)	0.24%	10/15/45	23,076	23,075,874

				228,968,862

Federal National Mortgage Association (FNMA)–11.20%
Unsec. Disc. Notes (b)	0.13%	01/08/13	15,000	14,997,942
Unsec. Disc. Notes (b)	0.15%	01/09/13	15,000	14,997,563
Unsec. Disc. Notes (b)	0.16%	01/16/13	15,000	14,997,029
Unsec. Disc. Notes (b)	0.16%	01/23/13	15,000	14,996,467
Unsec. Disc. Notes (b)	0.14%	02/19/13	15,000	14,995,333
Unsec. Disc. Notes (b)	0.13%	02/20/13	15,000	14,995,781
Unsec. Disc. Notes (b)	0.15%	03/20/13	12,400	12,394,368
Unsec. Disc. Notes (b)	0.15%	04/03/13	15,000	14,992,313
Unsec. Disc. Notes (b)	0.17%	04/24/13	15,000	14,990,100
Unsec. Disc. Notes (b)	0.17%	05/08/13	15,000	14,988,808
Unsec. Disc. Notes (b)	0.16%	05/22/13	15,000	14,988,533
Unsec. Global Notes (a)	0.40%	02/01/13	13,300	13,302,509
Unsec. Notes (a)	0.43%	03/07/14	18,500	18,542,679

				194,179,425

Overseas Private Investment Corp. (OPIC)–2.60%
Overseas Private Investment Corp.,
Gtd. VRD Bonds (d)	0.18%	12/15/19	23,000	23,000,000
Gtd. VRD Bonds (d)	0.18%	12/15/30	20,000	20,000,000
Gtd. VRD COP Bonds (d)	0.18%	03/15/19	2,167	2,166,667

				45,166,667

Total U.S. Government Sponsored Agency Securities (Cost $1,096,912,706)				1,096,912,706

U.S. Treasury Bills–1.44%
U.S. Treasury Bills (b) (Cost $24,987,945)	0.14%	04/04/13	25,000	24,987,945

TOTAL INVESTMENTS (excluding Repurchase Agreements)–64.70% (Cost $1,121,900,651)				1,121,900,651

			Repurchase Amount
Repurchase Agreements–36.73%(e)
Bank of Montreal., Joint term agreement dated 11/21/12, aggregate maturing value $300,087,833 (collateralized by U.S. Treasury obligations valued at $306,000,060; 0.63%-2.63%, 04/15/14-05/31/17) (f)	0.17%	01/22/13	75,021,958	75,000,000
Barclays Capital Inc., Joint term agreement dated 11/28/12, aggregate maturing value $300,010,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,002,875; 0.16%-7.25%, 12/06/12-04/02/32) (f)	0.18%	12/05/12	75,002,625	75,000,000
BNP Paribas Securities Corp., Joint agreement dated 11/30/12, aggregate maturing value $250,004,583 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,071; 1.00%-2.00%, 11/30/13-11/30/19)	0.22%	12/03/12	80,001,467	80,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 11/09/12, aggregate maturing value $350,103,250 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,738; 0%-9.80%, 12/04/12-09/15/60) (f)	0.18%	01/07/13	75,022,125	75,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–(continued)
Goldman, Sachs & Co., Joint agreement dated 11/30/12, aggregate maturing value $500,009,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,216; 0%-4.50%, 01/15/13-09/27/32)	0.23%	12/03/12	$100,001,917	$100,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 11/28/12, aggregate maturing value $400,014,000 (collateralized by U.S. Treasury obligations valued at $408,003,898; 0.63%-2.50%, 01/15/16-07/15/21) (f)	0.18%	12/05/12	80,002,800	80,000,000
RBC Capital Markets Corp., Joint agreement dated 11/30/12, aggregate maturing value $400,006,667 (collateralized by U.S. Treasury obligations valued at $408,000,058; 0%-2.75%, 03/21/13-11/15/42)	0.20%	12/03/12	51,824,456	51,823,592
RBS Securities Inc., Joint agreement dated 11/30/12, aggregate maturing value $500,009,583 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,193; 0%-9.38%, 01/15/13-04/15/30)	0.23%	12/03/12	100,001,917	100,000,000

Total Repurchase Agreements (Cost $636,823,592)				636,823,592

TOTAL INVESTMENTS(g)–101.43% (Cost $1,758,724,243)				1,758,724,243

OTHER ASSETS LESS LIABILITIES–(1.43)%				(24,869,688)

NET ASSETS–100.00%				$1,733,854,555

Investment Abbreviations:

COP	—	Certificates of Participation
Ctfs.	—	Certificates
Disc.	—	Discounted
Gtd.	—	Guaranteed
MFH	—	Multi-Family Housing
Unsec.	—	Unsecured
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	The interest rate as of November 31, 2012 is less than 0.01%.
(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(e)	Principal amount equals value at period end. See Note 1D.
(f)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2012

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.19%
Alabama–2.13%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.28%	10/01/32	$3,783	$3,783,000
Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.) (a)(b)	0.21%	07/01/15	1,060	1,060,000

				4,843,000

Colorado–7.03%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP-FHLMC) (a)(c)	0.23%	01/15/14	6,350	6,350,000
Boulder (County of); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	02/01/31	2,355	2,355,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	06/01/30	2,900	2,900,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	04/01/24	1,200	1,200,000
Gateway Regional Metropolitan District; Series 2008, Ref & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	12/01/37	645	645,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	12/01/24	1,235	1,235,000

				15,960,000

District of Columbia–1.19%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.37%	01/01/29	2,707	2,707,000

Florida–5.09%
Florida (State of) Board of Education; Series 2005 B, Ref. Faith & Credit Outlay Unlimited Tax GO Bonds	5.00%	01/01/13	2,715	2,726,028
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	10/01/21	1,140	1,140,000
Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	10/01/25	800	800,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (a)(c)(d)	0.21%	12/01/32	5,095	5,095,000
Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/15	1,800	1,800,000

				11,561,028

Georgia–6.06%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(c)(d)	0.35%	01/01/29	1,700	1,700,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	08/01/21	400	400,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	01/01/20	1,800	1,800,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(b)(d)(e)	0.25%	08/01/27	1,000	1,000,000
Georgia (State of);
Series 1996 B, Unlimited Tax GO Bonds	5.40%	04/01/13	1,300	1,322,575
Series 1997 C, Unlimited Tax GO Bonds	6.25%	08/01/13	500	520,089
Series 2007 B, Unlimited Tax GO Bonds	5.00%	04/01/13	600	609,537
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.33%	05/01/24	740	740,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(d)	0.80%	12/01/18	600	600,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.50%	09/01/19	$800	$800,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	09/01/20	3,400	3,400,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/27	860	860,000

				13,752,201

Illinois–5.77%
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.17%	12/01/32	2,615	2,615,000
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.) (a)(b)(c)(d)	0.25%	03/01/33	2,800	2,800,000
East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.37%	06/01/27	1,000	1,000,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	450	454,139
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.27%	06/01/17	916	916,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	08/15/25	1,305	1,305,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.27%	02/01/21	1,480	1,480,000
Illinois (State of) Finance Authority (Trinity Health Credit Group); Series 2011, RB	2.00%	12/01/12	1,150	1,150,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(b)(d)	0.29%	04/01/22	1,375	1,375,000

				13,095,139

Indiana–5.73%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)(d)	0.35%	12/01/23	685	685,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	08/01/37	4,825	4,825,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(b)(d)	0.29%	03/01/22	1,340	1,340,000
Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP-FHLB of Indianapolis) (a)(d)	0.35%	06/01/30	2,055	2,055,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(b)(d)	0.29%	11/01/18	2,130	2,130,000
Purdue University; Series 2009 X, Student Fee RB	5.00%	07/01/13	300	308,176
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.27%	10/01/19	1,650	1,650,000

				12,993,176

Iowa–0.35%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)	0.35%	06/01/28	800	800,000

Louisiana–0.88%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.32%	12/01/27	2,000	2,000,000

Maryland–1.05%
Harford (County of); Series 2009, Ref. Unlimited Tax GO Bonds	3.00%	06/01/13	350	354,691
Maryland (State of) (State & Local Facilities Loan of 2008); First Series 2008, Unlimited Tax GO Bonds	5.00%	03/01/13	500	505,922
Montgomery (County of); Series 2007 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/13	1,500	1,529,544

				2,390,157

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–0.75%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)	0.40%	05/01/16	$980	$980,000
Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC-TD Bank, N.A.) (a)(b)(d)	0.42%	06/01/18	725	725,000

				1,705,000

Michigan–0.94%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.17%	10/15/38	1,870	1,870,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP-FHLB of Indianapolis) (a)(d)	0.44%	07/01/32	250	250,000

				2,120,000

Minnesota–2.92%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	08/01/15	1,800	1,800,000
Hennepin (County of): Series 2009 C, Unlimited Tax GO bonds	3.00%	12/01/12	500	500,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	10/01/23	625	625,000
St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (a)(b)(d)(e)	0.22%	12/01/28	700	700,000
St. Paul (City of), Minnesota Port Authority; Series 2009-9 BB, VRD District Cooling RB (LOC-Deutsche Bank AG) (a)(b)(e)	0.20%	03/01/29	3,000	3,000,000

				6,625,000

Missouri–2.92%
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	07/01/24	1,310	1,310,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (CEP-FHLB of Chicago)	0.22%	08/01/38	2,995	2,995,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLB of Des Moines) (a)	0.28%	12/01/19	2,330	2,330,000

				6,635,000

Nebraska–2.64%
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	08/15/32	5,000	5,000,000
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	06/01/31	1,000	1,000,000

				6,000,000

Nevada–0.40%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC) (a)(d)	0.20%	10/01/37	900	900,000

New York–0.68%
New York (City of); Series 2004 G, Unlimited Tax GO Bonds	5.00%	08/01/13	1,500	1,547,713

North Carolina–4.40%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(d)	0.33%	07/01/21	450	450,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/23	2,830	2,830,000
Forsyth (County of); Series 2010 E, Ref. Unlimited Tax GO Bonds	3.00%	07/01/13	1,000	1,016,313
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	06/01/18	1,200	1,200,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	10/01/17	1,095	1,095,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.17%	09/01/27	$1,145	$1,145,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(d)	0.25%	08/01/20	2,250	2,250,000

				9,986,313

North Dakota–1.17%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.32%	12/01/14	2,655	2,655,000

Ohio–4.18%
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	11/01/40	7,290	7,290,000
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.51%	11/15/19	135	135,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP-FHLB of Indianapolis) (a)(c)(d)	0.24%	01/01/34	455	455,000
Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.18%	08/02/38	1,600	1,600,000

				9,480,000

Oregon–1.28%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.22%	07/01/27	1,850	1,850,000
Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	04/01/34	1,055	1,055,000

				2,905,000

Pennsylvania–7.35%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC-PNC Bank, N.A.) (a)(b)	0.26%	06/01/19	300	300,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (a)(b)	0.18%	11/01/26	195	195,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (a)(b)	0.18%	11/01/14	110	110,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(e)	0.19%	07/01/38	10,266	10,266,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.24%	12/01/25	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	12/01/12	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.26%	08/01/22	625	625,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(d)	0.29%	04/01/17	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.24%	08/01/26	200	200,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.24%	12/01/26	475	475,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(d)	0.29%	12/01/26	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(d)	0.21%	12/01/29	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.24%	08/01/26	300	300,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.24%	11/01/18	$600	$600,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.28%	12/01/14	700	700,000

				16,671,000

South Carolina–2.25%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.35%	07/01/17	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.37%	09/01/18	3,300	3,300,000

				5,100,000

Tennessee–1.76%
Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(d)	0.33%	06/01/25	1,000	1,000,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	3,000	3,000,000

				4,000,000

Texas–11.67%
Collin (County of); Series 2012, Ref. Road Unlimited Tax GO Bonds	2.00%	02/15/13	610	612,101
Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	02/15/13	2,065	2,072,701
Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.22%	01/14/13	3,000	3,000,000
Series 2009 H-2, GO Commercial Paper Notes	0.22%	01/17/13	1,500	1,500,000
Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	2,000	2,005,407
Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	3.00%	02/15/13	1,000	1,005,770
San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.22%	12/01/28	3,000	3,000,000
San Antonio (City of); Series 2012, Limited Tax GO Notes	1.50%	02/01/13	1,300	1,302,852
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.18%	02/15/28	2,900	2,900,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)(c)(d)	0.23%	09/15/36	4,780	4,780,000
Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	3.00%	01/01/13	745	746,726
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	3,000	3,050,838
University of Texas System Board of Regents; Series 2004 A, Ref. Permanent University Fund RB	5.00%	07/01/13	500	513,837

				26,490,232

Utah–0.21%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.28%	08/01/28	470	470,000

Virginia–7.48%
Arlington (County of); Series 2003, Ref. & Public Improvement Unlimited Tax GO Bonds	5.00%	01/15/13	1,000	1,005,913
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	10/01/30	2,800	2,800,000
Richmond (City of); Series 2012 B, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	01/15/13	1,700	1,703,741
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.18%	08/01/35	9,500	9,500,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (State of); Series 2009 B, Unlimited Tax GO Bonds	5.00%	06/01/13	$1,930	$1,976,191

				16,985,845

Washington–4.55%
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.22%	11/01/23	700	700,000
Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(d)	0.35%	07/01/21	535	535,000
Seattle (City of);
Series 2006, Ref. & Improvement Limited Tax GO Bonds	5.00%	03/01/13	550	556,355
Series 2009, Ref. & Improvement Limited Tax GO Bonds	5.00%	05/01/13	1,000	1,019,665
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB (a)	0.17%	11/01/25	5,000	5,000,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.28%	11/01/32	755	755,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA) (a)(d)	0.19%	07/15/32	1,600	1,600,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.22%	12/01/15	160	160,000

				10,326,020

West Virginia–0.09%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC-PNC Bank, N.A.) (a)(b)(c)	0.24%	07/01/14	200	200,000

Wisconsin–4.99%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(d)	0.27%	09/01/19	4,500	4,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	06/01/37	3,000	3,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.23%	06/01/25	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.18%	05/01/30	2,500	2,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.27%	07/01/35	1,225	1,225,000

				11,325,000

Wyoming–0.28%
Gillette (City of) Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (a)(b)(e)	0.17%	01/01/18	635	635,000

TOTAL INVESTMENTS(f)(g)–98.19% (Cost $222,863,824)				222,863,824

OTHER ASSETS LESS LIABILITIES–1.81%				4,110,641

NET ASSETS–100.00%				$226,974,465

Investment Abbreviations:

CEP	—	Credit Enhancement Provider	MFH	—	Multi-Family Housing
FHLB	—	Federal Home Loan Bank	PCR	—	Pollution Control Revenue Bonds
FHLMC	—	Federal Home Loan Mortgage Corp.	RB	—	Revenue Bonds
FNMA	—	Federal National Mortgage Association	Ref.	—	Refunding
GO	—	General Obligation	TRAN	—	Tax and Revenue Anticipation Notes
IDR	—	Industrial Development Revenue Bonds	VRD	—	Variable Rate Demand
LOC	—	Letter of Credit	Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $32,038,000, which represented 14.12% of the Fund’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 6.9%.

(f)	Also represents cost for federal income tax purposes.
(g)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Wells Fargo Bank, N.A.	22.7%
JPMorgan Chase Bank, N.A.	8.2
U.S. Bank, N.A.	7.9
Federal Home Loan Mortgage Corp.	7.1
PNC Bank, N.A.	7.1
Bank of America, N.A.	6.7

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.

Level 2

–  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

–  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total
Premier Portfolio	$—	$7,813,111,756	$—	$7,813,111,756
Premier U.S. Government Money Portfolio	—	1,758,724,243	—	1,758,724,243
Premier Tax-Exempt Portfolio	—	222,863,824	—	222,863,824

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286022

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.